Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disaggregation of revenue by major service lines
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2025	2024	2023
Major service lines
Brokerage commission	2,023,634	2,133,266	1,991,781
Securities placement	2,497,146	2,285,110	1,979,406
Management fees	1,887,205	1,742,959	1,628,373
Insurance brokerage fee	238,468	219,397	175,326
Commission fees	$1,189,405	996,693	789,822
Other services (i)	942,404	734,090	588,932
Gross revenue from services rendered	8,778,262	8,111,515	7,153,640
(-) Sales taxes and contributions on service revenues (ii)	(811,529)	(686,659)	(621,635)
Net revenue from services rendered	7,966,733	7,424,856	6,532,005

(i)Include insurance contracts profit or loss, as disclosed in Note 22.
(ii)Mostly related to taxes on services (ISS) and contributions on revenues (PIS and COFINS).

Summary of net income from financial instruments

	2025	2024	2023

Net income/(loss) from financial instruments at fair value through profit or loss	16,744,935	11,727,589	6,923,112
Net income/(loss) from financial instruments measured at amortized cost and at fair value through other comprehensive income	(6,089,360)	(1,851,844)	1,649,210
Total income from financial instruments	10,655,575	9,875,745	8,572,322
(-) Taxes and contributions on financial income	(223,711)	(269,740)	(244,231)
Net income/(loss) from financial instruments	10,431,864	9,606,005	8,328,091

Summary of disaggregation by geographic location
Breakdown of total net revenue and income and selected assets by geographic location:

	2025	2024	2023
Brazil	17,604,181	16,288,131	14,261,302
Other countries	794,416	742,730	598,794
Revenues (i)	18,398,597	17,030,861	14,860,096

	2025	2024	2023
Brazil	16,884,152	16,399,995	13,255,769
Other countries	747,641	860,308	596,939
Selected assets (ii)	17,631,793	17,260,303	13,852,708

(i)Revenues are presented by geographic location according to the main location where the Group's business customers are located. None of the clients represented more than 10% of our revenues for the periods presented.
(ii)Selected assets are total assets of the Group, less: cash, financial assets and deferred tax assets, and are presented by geographic location.